Note 31 - Non-cash Items (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about non-cash items [text block]
	2017	2016	2015
Acquisition of property, plant and equipment	-	-	105.6
Acquisition of investments payables	-	208.7	-
Cash financing cost other than interests	42.3	37.7	1,752.3
PERT 2017	199.7	-	-
Fair value of option granted	221.8	205.1	144.6
Others	-	-	41.1